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                                                               (Ameriprise logo)

                     PROSPECTUS SUPPLEMENT -- JAN. 21, 2009

AMERIPRISE CERTIFICATES (APRIL 23, 2008, AMENDED AS OF DEC. 3, 2008)   S-6000 AD

For Ameriprise Flexible Savings Certificate:

Effective Jan. 21, 2009, the information under "Rates for New Purchases" on pages 12p-15p has been revised as follows:

For the terms listed below for purchases of certificates for less than $100,000, ACC guarantees that your rate for your initial term will be:

           Within a range from 185 basis points (1.85%) above to 285 basis points (2.85%)
12 MONTHS  above the rate published for a 12-month CMT rate.
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           Within a range from 140 basis points (1.40%) above to 240 basis points (2.40%)
18 MONTHS  above the rate published for a 12-month CMT rate.
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           Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%)
24 MONTHS  above the rate published for a 24-month CMT rate.
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           Within a range from 115 basis points (1.15%) above to 215 basis points (2.15%)
30 MONTHS  above the rate published for a 24-month CMT rate.
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           Within a range from 105 basis points (1.05%) above to 205 basis points (2.05%)
36 MONTHS  above the rate published for a 36-month CMT rate.
-----------------------------------------------------------------------------------------


For the terms listed below for purchases of certificates for $100,000 or more, ACC guarantees that your rate for your initial term will be:

           Within a range from 200 basis points (2.00%) above to 300 basis points (3.00%)
12 MONTHS  above the rate published for a 12-month CMT rate.
-----------------------------------------------------------------------------------------
13         Within a range from 215 basis points (2.15%) above to 315 basis points (3.15%)
  MONTHS*  above the rate published for a 12-month CMT rate.
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           Within a range from 155 basis points (1.55%) above to 255 basis points (2.55%)
18 MONTHS  above the rate published for a 12-month CMT rate.
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           Within a range from 130 basis points (1.30%) above to 230 basis points (2.30%)
24 MONTHS  above the rate published for a 24-month CMT rate.
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           Within a range from 130 basis points (1.30%) above to 230 basis points (2.30%)
30 MONTHS  above the rate published for a 24-month CMT rate.
-----------------------------------------------------------------------------------------
           Within a range from 120 basis points (1.20%) above to 220 basis points (2.20%)
36 MONTHS  above the rate published for a 36-month CMT rate.
-----------------------------------------------------------------------------------------


* See section entitled "Investment Amounts and Terms" about minimum investment requirements.

For Ameriprise Stock Market Certificate:

Effective Jan. 21, 2009, the last sentence of the first paragraph of the subsection "Interim Interest" on page 29p has been revised as follows:

This rate will be within a range between 45 basis points (.45%) above to 145 basis points (1.45%) above the published 6-month CMT rate.

For Ameriprise Market Strategy Certificate:

Effective Jan. 21, 2009, second to the last sentence of the fourth paragraph of the subsection "Fixed Interest" on page 46p has been revised as follows:

In the case of fixed interest, ACC guarantees that your rate for your initial term will be from 5 basis points (.05%) below to 95 basis points (.95%) above the published 6-month CMT rate.

For Ameriprise Flexible Savings Certificate, Ameriprise Stock Market Certificate, Ameriprise Market Strategy Certificate and Ameriprise Installment
Certificate:

The language regarding waiving withdrawal penalties on withdrawals for IRA certificate accounts for required minimum distributions at age 70 1/2 found on page 22p for Ameriprise Flexible Savings Certificate, on page 39p for Ameriprise Stock Market Certificate, on page 62p for Ameriprise Market Strategy Certificate and on page 76p for Ameriprise Installment Certificate has been replaced with the following:

WE WILL ALSO WAIVE WITHDRAWAL PENALTIES ON WITHDRAWALS FOR IRA CERTIFICATE ACCOUNTS FOR YOUR REQUIRED MINIMUM DISTRIBUTIONS AT AGE 70 1/2. DURING THE TEMPORARY IRS WAIVER OF MINIMUM REQUIRED DISTRIBUTIONS IN 2009, WE WILL CONTINUE TO WAIVE WITHDRAWAL PENALTIES ON WITHDRAWALS FOR IRA CERTIFICATES IF YOU ARE AT LEAST AGE 70 1/2 AND IF THE DISTRIBUTION IS CALCULATED CONSISTENTLY WITH THE MINIMUM DISTRIBUTION RULES THAT WOULD HAVE BEEN APPLIED IN THE ABSENCE OF THE TEMPORARY IRS WAIVER.


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S-6000 - 9 A (1/09)